Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (96.5%)

Aerospace & Defense (2.7%)
$ 400	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$416,469
1,600	Amentum Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	1,671,023
391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B+, B1)	02/01/29	7.500	414,096
600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B+, B1)	11/15/30	8.750	659,303
840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	868,920
440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	458,949

					4,488,760

Air Transportation (0.4%)
767	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1),(2)	(B-, B3)	02/01/30	6.375	659,444

Auto Parts & Equipment (4.9%)
1,400	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	1,443,225
1,405	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 100.00)(1)	(B, B3)	05/15/27	8.500	1,411,778
1,250	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	1,322,774
450	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 102.00)(1)	(CCC, Caa1)	02/01/28	8.000	448,310
1,150	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	1,177,951
2,000	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	2,066,946
260	Wand NewCo 3, Inc., Rule 144A, Senior Secured Notes (Callable 01/30/27 @ 103.81)(1)	(B, B3)	01/30/32	7.625	274,094

					8,145,078

Brokerage (0.8%)
1,250	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,332,242

Building & Construction (2.4%)
1,066	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/11/24 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	1,076,164
1,774	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	1,739,102
200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	214,096
600	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, B1)	08/15/32	6.500	621,595
350	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	326,640

					3,977,597

Building Materials (6.7%)
377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	385,548
1,200	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B, B2)	08/15/29	9.500	1,234,050
1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,163,248
1,658	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,465,006
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/16/24 @ 101.44)(1)	(B+, Ba2)	02/01/28	5.750	997,772
500	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)(1)	(BB, Ba3)	07/15/32	7.000	524,797
590	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	612,105

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials (continued)
$ 588	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B-, B3)	02/01/30	5.500	$571,405
1,575	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,536,725
400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	378,927
400	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)(1)	(BB+, Ba3)	01/15/31	7.250	423,668
1,831	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 101.72)(1)	(CCC+, Caa1)	10/15/28	6.875	1,850,625

					11,143,876

Cable & Satellite TV (1.5%)
1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 101.28)(1)	(CCC+, Caa1)	01/15/29	5.125	1,305,916
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.56)(1),(2)	(CCC+, Caa1)	07/15/29	5.125	140,829
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.75)(1)	(CCC+, Caa1)	10/15/29	5.500	140,308
800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	755,080
200	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 10/11/24 @ 101.38)(1)	(BB-, B1)	03/01/28	5.500	196,250

					2,538,383

Chemicals (4.8%)
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	498,729
400	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	410,426
600	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)(1)	(BB, Ba3)	02/15/31	7.250	641,598
600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	524,265
800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 10/30/24 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	670,974
988	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	999,135
400	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)(1),(2)	(BB, B1)	03/15/29	9.625	428,764
1,400	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,309,163
1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,783,257
690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B1)	03/01/31	7.375	723,706

					7,990,017

Consumer/Commercial/Lease Financing (1.3%)
2,150	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/16/24 @ 101.19)(1)	(BB, Ba2)	02/01/28	4.750	2,063,960

Diversified Capital Goods (1.8%)
1,350	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	1,235,472
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,233,666
500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	517,764

					2,986,902

Electronics (1.6%)
1,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,368,421
450	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	469,670

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Electronics (continued)
$ 800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/11/24 @ 102.00)(1),(2)	(B+, Ba3)	06/15/29	4.000	$758,559

					2,596,650

Energy - Exploration & Production (2.9%)
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	442,386
425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	450,396
1,000	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	935,459
200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	203,928
200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	199,826
1,884	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	1,899,298
720	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	684,501

					4,815,794

Environmental (0.1%)
223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	228,655

Food & Drug Retailers (0.3%)
550	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	496,085

Food - Wholesale (2.2%)
800	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	808,191
885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	906,257
800	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/27 @ 103.19)(1)	(B+, B2)	03/01/33	6.375	811,599
400	Post Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 103.13)(1)	(B+, B2)	10/15/34	6.250	402,926
800	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(BB, Ba3)	06/01/30	4.625	773,570

					3,702,543

Gaming (1.1%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	310,532
400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	418,051
1,000	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	1,035,043

					1,763,626

Gas Distribution (3.9%)
200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 103.50)(1)	(B+, B2)	07/15/29	7.000	208,065
200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	210,040
286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	300,913
1,024	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.71)(1)	(BB+, Ba2)	06/15/28	5.125	1,013,683
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	399,181
640	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 101.63)(1),(2)	(B+, B1)	09/30/26	6.500	538,453
1,380	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB, Ba2)	07/15/29	4.950	1,320,830

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Gas Distribution (continued)
$ 610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	$575,263
600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	570,380
1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	1,317,359

					6,454,167

Health Services (2.7%)
924	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/11/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	864,648
1,530	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	1,470,999
800	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B, B2)	10/31/29	4.375	761,487
1,446	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	1,401,815

					4,498,949

Hotels (0.5%)
30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	30,778
725	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	749,885

					780,663

Insurance Brokerage (6.1%)
480	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	488,223
481	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	494,748
400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, Ba3)	02/15/29	6.375	410,011
576	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/07/24 @ 100.00)(1)	(CCC+, Caa2)	05/15/27	8.000	576,391
1,075	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	1,116,446
800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B, B2)	06/15/30	7.250	834,506
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,071,245
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,306,063
1,800	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	1,889,719
800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	772,626
1,125	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	1,147,095

					10,107,073

Investments & Misc. Financial Services (7.8%)
2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,017,405
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	625,550
1,600	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	1,718,307
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	972,364
800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	739,233
1,500	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B+, B2)	09/15/31	6.750	1,513,145

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Investments & Misc. Financial Services (continued)
$ 1,800	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	$1,908,582
400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.00)(1)	(B, B2)	06/15/29	4.000	375,624
800	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.16)(1)	(NR, Ba3)	11/01/26	4.625	792,419
400	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38)(1)	(NR, Ba3)	08/15/32	6.750	418,046
1,680	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	1,760,886

					12,841,561

Machinery (3.2%)
825	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B+, Ba3)	04/15/29	4.375	793,573
1,100	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,152,339
380	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.06)(1)	(BB, B1)	12/15/28	4.125	357,947
415	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba3)	01/01/30	7.500	437,943
1,642	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 100.00)(1)	(B, B3)	07/31/27	5.750	1,613,234
800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)(2)	(BB+, Ba1)	02/15/29	6.250	815,063
151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	161,417

					5,331,516

Managed Care (0.3%)
505	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.25)(1)	(B+, B1)	10/01/29	4.500	488,804

Media - Diversified (0.2%)
200	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	196,675
28	Tech 7 SAS Super Senior (3),(4),(5)	(NR, NR)	03/31/26	15.000	30,694
46	Tech 7 SAS Super Senior (3),(4),(5)	(NR, NR)	03/31/26	18.682	51,157
14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5)	(NR, NR)	03/31/26	1.000	15,347

					293,873

Media Content (0.2%)
400	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	348,825

Metals & Mining - Excluding Steel (3.0%)
600	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	616,340
1,200	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	1,196,238
1,400	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	1,485,756
400	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.16)(1)	(BB-, B2)	03/01/28	4.625	387,223
800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	731,860
510	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	495,231

					4,912,648

Oil Field Equipment & Services (1.0%)
1,550	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	1,682,998

Oil Refining & Marketing (1.0%)
300	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	311,319

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Oil Refining & Marketing (continued)
$ 600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	$636,514
750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	777,894

					1,725,727

Packaging (4.2%)
460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/24 @ 101.50)(1),(3)	(CCC+, Caa1)	09/01/29	3.000	438,352
400	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	414,573
400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 100.00)(1)	(B-, B2)	09/15/28	6.000	397,649
1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	1,756,494
279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	286,958
1,323	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	1,470,283
1,840	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	1,764,254
318	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	345,421

					6,873,984

Personal & Household Products (0.4%)
700	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BB, B1)	02/16/31	6.750	718,252

Pharmaceuticals (0.1%)
275	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/16/24 @ 100.97)(1)	(CCC+, Caa1)	08/15/28	3.875	209,956

Rail (0.6%)
936	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	964,107

Real Estate Investment Trusts (1.1%)
551	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, WR)	12/15/27	3.750	514,160
1,312	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,313,832

					1,827,992

Recreation & Travel (3.7%)
1,200	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,154,278
514	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/11/24 @ 102.63)(1),(2)	(B+, B2)	08/15/29	5.250	501,907
1,692	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(BB-, B1)	05/15/31	7.250	1,753,746
1,815	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 101.22)(1)	(BB+, B1)	11/01/27	4.875	1,786,213
841	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1)	(BB, Ba3)	05/15/32	6.500	879,287

					6,075,431

Restaurants (1.0%)
400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	411,832
1,100	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	1,192,584

					1,604,416

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Software - Services (5.4%)
$ 1,400	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 11/01/24 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	$1,382,487
1,047	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 102.06)(1)	(BB-, Ba3)	07/15/29	4.125	979,087
1,400	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	1,462,496
775	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 103.00)(1),(2)	(CCC, Caa2)	02/15/29	6.000	519,944
635	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	590,825
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	844,529
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	760,076
800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	827,113
1,225	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	1,160,884
400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/11/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	370,150

					8,897,591

Specialty Retail (2.0%)
1,850	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/11/24 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,053,731
51	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 10/11/24 @ 100.00)(1),(4),(5)	(NR, Caa3)	05/01/25	7.500	28,849
68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (4),(5),(6)	(NR, NR)	05/01/25	0.000	36,442
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	573,137
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)(1)	(BB+, Ba2)	01/15/30	6.375	611,197
800	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	850,387
198	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	182,943

					3,336,686

Steel Producers/Products (0.8%)
1,397	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 10/11/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,331,661

Support - Services (5.2%)
1,223	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	1,227,460
900	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/24 @ 103.00)(1),(2)	(CCC+, Caa2)	06/01/29	6.000	805,571
1,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,322,932
700	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.31)(1)	(B, Ba2)	05/01/29	4.625	670,378
1,355	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	1,273,332
546	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	583,421
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	512,400
400	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	413,829
595	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 101.16)(1)	(BB-, B2)	08/15/28	4.625	578,823
450	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	463,723

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Support – Services (continued)
$ 900	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(B+, B2)	01/15/30	5.000	$815,480

					8,667,349

Tech Hardware & Equipment (0.9%)
1,148	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 10/11/24 @ 100.00)(1)	(CCC-, Ca)	06/15/25	6.000	1,112,125
400	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	418,107

					1,530,232

Telecom - Wireline Integrated & Services (2.6%)
1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 101.25)(1)	(B-, Caa1)	01/15/28	5.000	846,652
1,193	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 100.00)(1)	(B+, B2)	10/15/27	6.750	1,092,386
1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, Caa1)	04/01/30	4.500	779,235
600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)(1)	(B-, Caa1)	10/15/30	3.875	444,248
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/10/24 @ 100.63)(1),(7)	(B+, Ba3)	04/15/27	5.000	667,797
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	178,079
400	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	354,559

					4,362,956

Theaters & Entertainment (1.2%)
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 100.00)(1)	(B+, B1)	11/01/24	4.875	1,023,895
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 101.19)(1)	(B+, B1)	10/15/27	4.750	320,417
600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/24 @ 103.25)(1)	(BB, Ba2)	05/15/27	6.500	612,356

					1,956,668

Transport Infrastructure/Services (1.0%)
200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	209,581
400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	421,478
1,045	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	1,069,840

					1,700,899

Trucking & Delivery (0.9%)
1,400	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB, Baa3)	11/15/27	7.500	1,445,136

TOTAL CORPORATE BONDS (Cost $157,695,010)					159,899,732

BANK LOANS (19.8%)

Aerospace & Defense (0.2%)
376	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(8)	(NR, NR)	02/01/29	12.971	354,356

Auto Parts & Equipment (0.6%)
187	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(8)	(B+, B1)	03/30/27	9.865	185,420
452	First Brands Group LLC, 3 mo. USD Term SOFR + 5.000%(8)	(B+, B1)	03/30/27	10.514	447,803
329	Jason Group, Inc., 3 mo. USD Term SOFR + 6.000%, 0.000% PIK(8),(9)	(NR, WR)	08/28/25	10.960	298,451

					931,674

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Building Materials (0.3%)
$ 525	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(8)	(B, B2)	08/01/28	10.722	$529,538

Chemicals (1.1%)
269	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(8)	(B, B1)	08/27/26	9.095	250,468
1,939	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%(5),(8)	(NR, NR)	10/16/28	10.457	1,454,007
161	SK Neptune Husky Finance SARL(5),(6),(10)	(NR, WR)	04/30/24	0.000	72,669
745	SK Neptune Husky Group SARL(6),(10)	(NR, WR)	01/03/29	0.000	12,564

					1,789,708

Diversified Capital Goods (0.4%)
821	Dynacast International LLC, 3 mo. USD Term SOFR + 9.250%(8)	(CC, Caa2)	10/22/25	14.407	662,987

Electronics (1.1%)
399	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(B, B3)	10/08/28	9.115	396,296
1,503	Idemia Group, 3 mo. USD Term SOFR + 4.250%(8)	(B, B2)	09/30/28	8.854	1,509,186

					1,905,482

Food & Drug Retailers (0.3%)
1,000	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(8)	(CC, Ca)	12/21/28	12.633	485,835

Gas Distribution (0.6%)
998	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%(8)	(NR, B2)	02/16/28	8.752	1,002,017

Health Facilities (0.6%)
297	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(B-, Caa1)	09/30/27	12.204	272,895
212	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(8)	(B-, B2)	05/18/28	11.499	213,952
820	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(8),(9)	(NR, Caa2)	08/18/28	11.499	551,479

					1,038,326

Health Services (1.1%)
819	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(8)	(D, Ca)	12/17/29	11.710	360,532
611	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(8),(9)	(B-, B3)	01/31/29	10.383	599,887
794	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(8)	(B-, B3)	12/15/27	9.354	795,790

					1,756,209

Hotels (0.5%)
888	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 4.750%(8)	(CCC+, B3)	02/02/26	9.710	872,009

Media - Diversified (0.0%)
214	Technicolor Creative Studios(3),(4),(5),(6),(10)	(NR, NR)	08/06/33	0.000	0

Medical Products (1.0%)
900	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 7.750%(8),(11)	(CCC, Caa3)	07/02/26	12.710	900,000
21	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(8)	(B-, B3)	07/02/25	8.710	21,426
673	Viant Medical Holdings, Inc., 1 mo. USD Term SOFR + 6.250%(5),(8)	(B-, B3)	07/02/25	11.210	673,418

					1,594,844

Packaging (1.0%)
1,654	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(8)	(B-, B3)	09/15/28	9.118 - 9.301	1,658,646

Personal & Household Products (0.7%)
1,277	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	06/29/28	12.218	1,060,263
139	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(5),(8)	(NR, NR)	06/29/28	12.894	139,010

					1,199,273

Restaurants (0.9%)
1,514	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%(8)	(B+, B2)	12/15/27	7.695	1,513,373

Software - Services (4.7%)
558	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(8)	(B, B2)	08/02/29	10.852	560,184
1,175	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(8)	(CCC+, B3)	10/09/26	9.210	1,120,024

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Software – Services (continued)
$ 284	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%(8)	(CCC+, Caa1)	02/25/28	11.354	$235,763
834	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%(8)	(CC, C)	10/25/28	9.854	173,778
1,158	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 4.000%(8)	(B, B2)	03/30/29	8.604	1,154,354
600	CommerceHub, Inc., 1 mo. USD Term SOFR + 7.000%(8)	(CCC, Caa3)	12/29/28	12.197	483,000
200	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	10/16/26	8.845	194,857
505	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%(8)	(B-, B2)	07/01/26	8.695	503,512
376	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.250%(7),(8)	(B-, B2)	06/02/28	10.200	485,527
1,049	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	07/16/31	8.786	1,049,613
1,702	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(CCC+, B3)	02/01/29	9.652	1,153,407
455	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(8)	(CCC+, B3)	04/27/28	10.264	350,500
399	UKG, Inc., 3 mo. USD Term SOFR + 3.250%(8)	(B-, B2)	02/10/31	8.555	399,499

					7,864,018

Steel Producers/Products (0.6%)
1,014	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(8)	(NR, NR)	11/09/28	12.267	998,444

Support - Services (1.4%)
499	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	06/02/28	8.460	495,019
598	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B-, B3)	12/29/27	8.960	597,334
400	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(CCC-, Ca)	05/07/29	12.104	167,200
785	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%(8)	(CCC+, Caa2)	05/07/28	9.365	499,566
211	LaserShip, Inc., 3 mo. USD Term SOFR + 7.000%(5),(8)	(NR, Caa2)	09/29/27	12.354	153,209
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(5),(8)	(CCC, Caa3)	11/02/28	14.014	340,000

					2,252,328

Tech Hardware & Equipment (0.5%)
900	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B, Caa1)	05/25/28	9.569	699,860
183	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B+, B1)	05/25/28	9.569	142,344

					842,204

Telecom - Wireline Integrated & Services (0.6%)

998	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(8)	(NR, B1)	08/01/29	10.854	930,844

Theaters & Entertainment (1.6%)
493	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(8)	(BB, Ba3)	04/29/26	8.291	493,953
2,083	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.500%, 1 mo. USD Term SOFR + 2.750%(8)	(BB-, B3)	05/18/25	7.710 - 7.861	2,086,648

					2,580,601

TOTAL BANK LOANS (Cost $35,610,832)					32,762,716

ASSET BACKED SECURITIES (8.3%)

Collateralized Debt Obligations (8.3%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(8)	(NR, Ba3)	07/20/34	12.944	647,990
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(8)	(NR, Ba3)	04/20/35	12.452	994,702
780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(3),(8)	(BBB-, NR)	01/22/38	8.688	890,573
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	430,119
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(8)	(BB-, NR)	10/15/36	12.273	687,398
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(8)	(BB-, NR)	01/17/33	11.897	943,698
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(8)	(BB-, NR)	04/20/34	12.264	996,038
1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(8)	(NR, B1)	07/15/31	11.713	1,004,743
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(8)	(BB-, NR)	10/20/34	12.654	991,589
800	KKR CLO 45A Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(8)	(NR, NR)	04/15/35	12.603	814,031
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(8)	(NR, Ba1)	01/22/35	11.294	1,004,969
400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(8)	(NR, Baa3)	10/20/30	8.594	400,541

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)

Collateralized Debt Obligations (continued)
$ 1,500	Palmer Square CLO Ltd., 2023-4A, Rule 144A, 3 mo. USD Term SOFR + 2.600% (1),(8)	(A, NR)	10/20/33	7.882	$1,503,895
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aa2)	04/20/37	5.459	957,645
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(8)	(BB-, NR)	01/20/34	13.254	996,803
400	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, 3 mo. USD Term SOFR + 3.862% (1),(8)	(NR, A3)	09/15/30	9.144	403,038

TOTAL ASSET BACKED SECURITIES (Cost $13,657,077)					13,667,772

Shares

COMMON STOCKS (0.6%)

Auto Parts & Equipment (0.2%)
37,576	Jason, Inc.(6)				338,186

Chemicals (0.2%)
46,574	Proppants Holdings LLC(4),(5),(11)				932
10,028	UTEX Industries, Inc.(6)				355,994

					356,926

Personal & Household Products (0.1%)
22,719	Dream Well, Inc.(6)				127,226
22,719	Serta Simmons Bedding Equipment Co.(4),(5),(6)				0

					127,226

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(6)				2,279

Private Placement (0.1%)
36,452	Technicolor Creative Studios SA(6),(12)				135,763

Specialty Retail (0.0%)
69	Eagle Investments Holding Co. LLC, Class B(4),(5),(6)				1

Support - Services (0.0%)
800	LTR Holdings, Inc.(4),(5),(6),(11)				1,185

TOTAL COMMON STOCKS (Cost $2,947,154)					961,566

WARRANT (0.0%)

Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/08/2026(4),(5),(6),(11) (Cost $6,054)				0

SHORT-TERM INVESTMENTS (9.0%)
6,257,051	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.95%				6,257,051
8,704,775	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(13)				8,704,775

TOTAL SHORT-TERM INVESTMENTS (Cost $14,961,826)					14,961,826

TOTAL INVESTMENTS AT VALUE (134.2%) (Cost $224,877,953)					222,253,612

LIABILITIES IN EXCESS OF OTHER ASSETS (-34.2%)					(56,588,089)

NET ASSETS (100.0%)					$165,665,523

INVESTMENT ABBREVIATIONS
1 mo. = 1 month 3 mo. = 3 month 6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
SARL = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

Credit Suisse Asset Management Income Fund, Inc. Schedule of Investments (continued) September 30, 2024 (unaudited)

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $171,741,898 or 103.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Directors.

(5)	Security is valued using significant unobservable inputs.
(6)	Non-income producing security.
(7)	This security is denominated in British Pound.
(8)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2024. The rate may be subject to a cap and floor.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Bond is currently in default.
(11)	Illiquid security.
(12)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(13)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation

EUR	445,331	USD	488,655	10/07/24	Deutsche Bank AG	$488,655	$497,109	$8,454
EUR	42,239	USD	46,270	10/07/24	Morgan Stanley	46,270	47,150	880
GBP	19,888	USD	24,903	10/07/24	Deutsche Bank AG	24,903	26,677	1,774
GBP	22,053	USD	27,099	10/07/24	Morgan Stanley	27,099	29,581	2,482

Total Unrealized Appreciation								$13,590

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation

USD	58,938	EUR	52,996	10/07/24	Barclays Bank PLC	$(58,938)	$(59,157)	$(219)
USD	943,634	EUR	861,394	10/07/24	Deutsche Bank AG	(943,634)	(961,547)	(17,913)
USD	1,579,319	EUR	1,473,321	10/07/24	Morgan Stanley	(1,579,319)	(1,644,621)	(65,302)
USD	53,691	GBP	41,575	10/07/24	Barclays Bank PLC	(53,691)	(55,766)	(2,075)
USD	57,654	GBP	45,813	10/07/24	Deutsche Bank AG	(57,654)	(61,450)	(3,796)
USD	1,045,770	GBP	845,951	10/07/24	Morgan Stanley	(1,045,770)	(1,134,712)	(88,942)

Total Unrealized Depreciation								$(178,247)

Total Net Unrealized Appreciation/(Depreciation)								$(164,657)

Currency Abbreviations:

EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Fund’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1		Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$	159,737,243	$162,489	$159,899,732
Bank Loans	—		29,930,403	2,832,313	32,762,716
Asset Backed Securities	—		13,667,772	—	13,667,772
Common Stocks	—		959,448	2,118	961,566
Warrants	—		—	0	0
Short-term Investments	14,961,826		—	—	14,961,826

	$14,961,826	$	204,294,866	$2,996,920	$222,253,612

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$	13,590	$—	$13,590

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$	178,247	$—	$178,247

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Warrant	Total

Balance as of December 31, 2023	$70,929	$3,038,275	$861,627	$935,723	$0	$4,906,554

Accrued discounts (premiums)	-	28,832	-	-	-	28,832

Purchases	93,370	1,859,865	-	-	-	1,953,235

Sales	-	(1,783,692)	-	(70)	-	(1,783,762)

Realized gain (loss)	-	(523,499)	-	(9,011)	-	(532,510)

Change in unrealized appreciation (depreciation)	(1,810)	(127,468)	28,946	(230,344)	-	(330,676)

Transfers into Level 3	-	340,000	-	-	-	340,000

Transfers out of Level 3	-	-	(890,573)	(694,180)	-	(1,584,753)

Balance as of September 30, 2024	$162,489	$2,832,313	$0	$2,118	$0	$2,996,920

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2024	$(1,810)	$(356,363)	$-	$-	$-	$(358,173)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class		Fair Value At September 30, 2024	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$	2,832,313	Vendor pricing	Single Broker Quote	$0.45 - $1.00 ($0.82)
		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds		65,291	Income Approach	Expected Remaining Distribution	0.54 - 0.57 (0.55)
		97,198	Recent Transactions	Trade Price	1.12 (1.12)
Common Stocks		2,118	Income Approach	Expected Remaining Distribution	0.00 - 1.48 (0.84)
Warrant		0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2024, $340,000 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $1,584,753 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.